Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Summary of commitments

The Group’s commitments contracted but not provided in the consolidated financial statements for the year ended December 31, 2023 are as follows:

		Less than			Over
	Total	1 Year	1-3 Years	3-5 Years	5 Years
	RMB	RMB	RMB	RMB	RMB
Lease commitments	68,844	48,924	18,110	1,773	37
Commitments for promotion and other operating expenses	1,915,113	485,506	956,393	473,214	—

The Group’s commitments contracted but not provided in the consolidated financial statements for the year ended December 31, 2024 are as follows:

		Less than			Over
	Total	1 Year	1-3 Years	3-5 Years	5 Years
	RMB	RMB	RMB	RMB	RMB
Lease commitments	3,755	552	1,371	968	864
Commitments for promotion and other operating expenses	1,467,867	501,046	960,321	6,500	—
Commitments for property and equipment and intangible assets purchase	460,661	460,661	—	—	—

The Group’s commitments contracted but not provided in the consolidated financial statements for the year ended December 31, 2025 are as follows:

		Less than			Over
	Total	1 Year	1-3 Years	3-5 Years	5 Years
	RMB	RMB	RMB	RMB	RMB
Lease commitments	9,994	4,143	5,851	—	—
Commitments for promotion and other operating expenses	1,209,856	628,555	555,747	25,554	—
Commitments for property and equipment and intangible assets purchase	478,954	478,954	—	—	—
Investment commitments	1,362,146	694,614	401,237	266,295	—